SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31,
	2023	2022	2021

Risk free interest	3.57%-4.58%	1.41%-4.15%	0.26%-1.14%
Dividend yields	0%	0%	0%
Volatility	52.77%-53.87%	51.45%-52.95%	41.09%-50.62%
Expected term (in years)	3.85-3.92	3.92-4.00	4.00-4.04

Schedule of Stock-Based Compensation Expenses
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	3,441,644	$8.1	4.1	$80

Granted	2,807,500	$5.9
Exercised	(97,268)	$5.3
Forfeited and cancelled	(472,101)	$9.9

Outstanding as of December 31, 2023	5,679,775	$6.9	4.2	$817

Exercisable as of December 31, 2023	1,562,275	$8.0	2.8	$55

Schedule of Stock Option Activity by Exercise Price
	Year ended December 31,
	2023	2022	2021

Cost of revenues of products	$185	$147	$137
Cost of revenues of services	222	146	140
Research and development expenses, net	654	427	304
Selling and marketing expenses	417	456	422
General and administrative expenses	1,945	1,044	301

	$3,423	$2,220	$1,304